Equity (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Share Capital
Share capital

Ordinary shares

	December 31, 2016	December 31, 2017

Numbers of shares authorized (in thousands)	10,000,000	10,000,000

Numbers of shares reserved (in thousands)
Employee share options	800,000	800,000

Number of shares issued and fully paid (in thousands)	7,946,184	8,738,079

	December 31, 2016	December 31, 2017
	NT$	NT$	US$ (Note 4)

Share capital authorized	$100,000,000	$100,000,000	$3,373,819

Share capital reserved
Employee share options	$8,000,000	$8,000,000	$269,906

Share capital issued	$79,568,040	$87,380,787	$2,948,070

Summary of Capital Surplus
Capital surplus

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

May be used to offset a deficit, distributed as cash dividends, or transferred to share capital (1)

Arising from issuance of ordinary shares	$5,844,397	$21,553,853	$727,188
Arising from conversion of bond payable	-	1,930,066	65,117
Arising from the difference between consideration received and the carrying amount of the subsidiaries’ net assets during actual disposal or acquisition	7,176,958	7,176,958	242,137

May be used to offset a deficit only

Arising from changes in percentage of ownership interest in subsidiaries (2)	6,134,228	6,084,895	205,293
Arising from treasury share transactions	950,368	1,151,345	38,844
Arising from exercised employee share options	630,411	1,089,178	36,747
Arising from expired employee share options (Note 27)	3,626	223,454	7,539
Arising from share of changes in capital surplus of associates	82,243	83,733	2,825

May not be used for any purpose

Arising from employee share options	1,230,247	960,888	32,419
Arising from equity component of convertible bonds	214,022	214,022	7,221
Others (3)	-	155,936	5,261

	$22,266,500	$40,624,328	$1,370,591

1)	Such capital surplus may be used to offset a deficit; in addition, when the Company has no deficit, such capital surplus may be distributed as cash dividends or transferred to share capital (limited to a certain percentage of the Company’s capital surplus and once a year).

2)	Such capital surplus arises from the effect of changes in ownership interest in a subsidiary resulted from equity transactions other than actual disposal or acquisition, or from changes in capital surplus of subsidiaries accounted for using the equity method.

3)	Such capital surplus arises from the excess of related carrying amount of related accounts over the par value and the Company has not completed registration formalities when the convertible bonds were converted into ordinary shares and employee share options were exercised.

Summary of Appropriations of Earnings

The appropriations of earnings for 2015 and 2016 resolved at the Company’s annual shareholders’ meetings in June 2016 and June 2017, respectively, were as follows:

	Appropriation of Earnings		Dividends Per Share
	For Year 2015	For Year 2016	For Year 2015	For Year 2016
	NT$	NT$	NT$	NT$
			(in dollars)	(in dollars)

Legal reserve	$1,947,887	$2,168,034
Cash dividends	12,476,779	11,415,198	$1.60	$1.40

	$14,424,666	$13,583,232

Summary of Treasury Shares
Treasury shares (in thousand shares)

	Balance at			Balance at
	January 1	Addition	Decrease	December 31

2015

Shares held by subsidiaries	145,883	-	-	145,883
Shares reserved for bonds conversion	-	120,000	-	120,000

	145,883	120,000	-	265,883

	Balance at			Balance at
	January 1	Addition	Decrease	December 31

2016

Shares held by subsidiaries	145,883	-	-	145,883
Shares reserved for bonds conversion	120,000	-	-	120,000

	265,883	-	-	265,883

2017

Shares held by subsidiaries	145,883	-	-	145,883
Shares reserved for bonds conversion	120,000	-	-	120,000

	265,883	-	-	265,883

Summary of Shares Held By Subsidiaries

The Company’s shares held by its subsidiaries at each balance sheet date were as follows:

	Shares Held By Subsidiaries	Carrying amount	Carrying amount	Fair Value	Fair Value
	(in thousand shares)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2016

ASE Test	88,200	$1,380,721		$2,915,026
J&R Holding	46,704	381,709		1,543,559
ASE Test, Inc.	10,979	196,677		362,849

	145,883	$1,959,107		$4,821,434

December 31, 2017

ASE Test	88,200	$1,380,721	$46,583	$3,364,848	$113,524
J&R Holding	46,704	381,709	12,878	1,781,749	60,113
ASE Test, Inc.	10,979	196,677	6,636	418,840	14,131

	145,883	$1,959,107	$66,097	$5,565,437	$187,768

Summary of Non-controlling Interests
Non-controlling interests

	For the Year Ended December 31
	2015	2016 (Retrospectively Adjusted)	2017
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$8,209,860	$11,492,545	$12,000,551	$404,877
Attributable to Non-controlling interests:
Share of profit for the year (Note 28)	968,567	1,253,438	1,677,941	56,611
Exchange difference on translating foreign operations	(74,968)	(601,787)	(334,920)	(11,300)
Unrealized gain on available-for-sale financial assets	3,928	1,129	5,763	194

(Continued)

	For the Year Ended December 31
	2015	2016 (Retrospectively Adjusted)	2017
	NT$	NT$	NT$	US$ (Note 4)
Defined benefit plan actuarial gains (losses)	$(3,440)	$8,846	$(13,724)	$(463)
Non-controlling interests arising from acquisition of subsidiaries (Note 28)	-	42,857	-	-
Partial disposal of subsidiaries (Note 30)	1,712,836	26,436	(3,055)	(103)
Repurchase of outstanding ordinary shares of subsidiaries (Note 30)	-	(912,886)	-	-
Spin-off of subsidiaries	3,006	-	-	-
Non-controlling interest relating to outstanding vested employee share options held by the employees of subsidiaries	904,904	927,823	263,213	8,880
Non-controlling interest relating to outstanding expired employee share options	-	-	(159,200)	(5,371)
Cash dividends to non-controlling interests	(232,148)	(237,850)	(246,440)	(8,314)

Balance at December 31	$11,492,545	$12,000,551	$13,190,129	$445,011

Exchange differences on translating foreign operations [member]
Summary of Other Reserves
Exchange differences on translating foreign operations

	For the Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$4,540,862	$4,492,671	$(1,643,623)	$(55,453)
Exchange differences arising on translating foreign operations	11,459	(5,843,856)	(4,952,815)	(167,099)
Share of exchange difference of associates and joint venture accounted for using the equity method	(59,650)	(292,438)	(137,221)	(4,630)

Balance at December 31	$4,492,671	$(1,643,623)	$(6,733,659)	$(227,182)

Unrealized gain (loss) on available-for-sale financial assets [member]
Summary of Other Reserves
Unrealized gain (loss) on available-for-sale financial assets

	For the Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$526,778	$588,119	$(197,314)	$(6,657)
Unrealized gain (loss) arising on revaluation of available-for-sale financial assets	(4,304)	(257,240)	169,585	5,721
Cumulative loss reclassified to profit or loss on impairment of available-for-sale financial assets	-	-	50,206	1,694
Cumulative loss (gain) reclassified to profit or loss on disposal of available-for-sale financial assets	10,827	7,512	(1,517)	(51)
Share of unrealized gain (loss) on available-for-sale financial assets of associates and joint venture accounted for using the equity method	54,818	(535,705)	401,610	13,550

Balance at December 31	$588,119	$(197,314)	$422,570	$14,257